Stockholders' Equity (Details) - Schedule of restricted stock shares granted and outstanding $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule Of Restricted Stock Shares Granted And Outstanding Abstract
Unvested Restricted Stock, Unvested Beginning | shares
Weighted Average Grant Date FV Price, Unvested Beginning | $ / shares
Unvested Restricted Stock, Granted | shares	600
Weighted Average Grant Date FV Price, Granted | $ / shares	$ 81
Unvested Restricted Stock, Vested | shares	325
Weighted Average Grant Date FV Price, Vested | $ / shares	$ 81
Unvested Restricted Stock, Unvested Ending | shares	275
Weighted Average Grant Date FV Price, Unvested Ending | $ / shares	$ 81
Unvested Restricted Stock, Total unrecognized expense remaining | $	$ 22,275
Unvested Restricted Stock, Weighted-average years expected to be recognized over	1 year
Weighted Average Grant Date FV Price, Weighted-average years expected to be recognized over